                           VAN KAMPEN HIGH YIELD FUND

                         SUPPLEMENT DATED MAY 21, 2008
                                     TO THE
          CLASS A SHARES, CLASS B SHARES AND CLASS C SHARES PROSPECTUS
                            DATED DECEMBER 28, 2007
                                    AND THE
                           CLASS I SHARES PROSPECTUS
                            DATED DECEMBER 28, 2007

     The Prospectus is hereby supplemented as follows:

The section entitled "INVESTMENT ADVISORY SERVICES -- PORTFOLIO MANAGEMENT" is hereby deleted in its entirety and replaced with the following:

PORTFOLIO MANAGEMENT. The Fund is managed by members of the Adviser's Taxable Fixed Income team. The Taxable Fixed Income team consists of portfolio managers and analysts. The current member of the team primarily responsible for the day-to-day operation and execution of the overall strategy of the Fund is Steven
K. Kreider, a Managing Director of the Adviser.

Mr. Kreider has been associated with the Adviser in an investment management capacity since 1988 and began managing the Fund in June 2007.

The Fund's Statement of Additional Information provides additional information about the portfolio manager's compensation structure, other accounts managed by the portfolio managers and the portfolio manager's ownership of securities in the Fund.

The composition of the team may change without notice from time to time.

               PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

                                                                    HYISPT  5/08
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                           VAN KAMPEN HIGH YIELD FUND
                         SUPPLEMENT DATED MAY 21, 2008
                                     TO THE
                      STATEMENT OF ADDITIONAL INFORMATION
                            DATED DECEMBER 28, 2007

The Statement of Additional Information is hereby supplemented as follows:

     (1) In the section entitled "FUND MANAGEMENT -- OTHER ACCOUNTS MANAGED BY THE PORTFOLIO MANAGERS," the first paragraph is hereby deleted in its entirety.

     (2) The section entitled "FUND MANAGEMENT -- SECURITIES OWNERSHIP OF PORTFOLIO MANAGERS," is hereby deleted in its entirety and replaced with the following:

        As of August 31, 2007, the dollar range of securities beneficially owned by the portfolio manager in the Fund is shown below:

Steven K. Kreider -- none.*

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* Not included in the table above, the portfolio manager has made investments in one or more other mutual funds managed by the same portfolio management team pursuant to a similar strategy.

               PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

                                                                 HYISPTSAI  5/08